Overview - Management and organizational structure (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item subsidiary segment	Dec. 31, 2020 USD ($)
Overview
Number of operating segments | segment	1
Number Of Vessels In Operation | item	25
Number of wholly owned subsidiaries | subsidiary	79
Number of joint ventures | item	1
Common stock	$ 363,839	$ 352,067
Payments to Acquire Equity Method Investments	$ 5,541,364
Corporate Joint Venture [Member]
Overview
Equity Method Investment, Ownership Percentage	50.00%
Marine LLC
Overview
Number of joint ventures | item	1
Equity Method Investment, Ownership Percentage	33.33%
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
Overview
Equity Method Investment, Ownership Percentage	10.00%
Common stock	$ 5,300,000
Payments to Acquire Equity Method Investments	$ 5,000,000.0
Ardmore Shipping Corporation [Member]
Overview
Equity Method Investment, Ownership Percentage	100.00%